CSMC 2022-RPL2 Trust

Exhibit 99.5

Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
348304028	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   State - Missing or Incomplete Variable Rate Disclosure
[2]   Initial TIL Missing
							RB	B	B	B
348826354	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Lock In Agreement
			Initial GFE dated 06/XX/2005 however initial 1003 dated 05/XX/2005. Initial Til dated 06/XX/2005 however initial 1003 dated 05/XX/2005.				RB	B	B	B
348882507	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table
[2]   State - Missing Application of Payments Disclosure
[2]   State - Missing Appraisal Notice
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.	ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

						TILA SOL Expired	RB	B	B	B
348465424	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							RB	B	B	B
348703589	2	[2] State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							RB	B	B	B
348483168	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Commitment Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
							RB	B	B	B
348940282	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Choice of Insurance Disclsoure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
[2]   Initial TIL Missing
							RB	B	B	B
348753203	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Application Disclosure
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
							RB	B	B	B
348524260	2	[2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
348456452	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
348691831	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing	APR under disclosed by .155 which exceeds the .125 tolerance. Finance charges under disclosed by $7,529.13 which exceeds the $35 tolerance for refinance transactions.	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TILA SOL Expired	RB	B	B	B
348375984	2	[2] State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
[2]   State - Missing Security Protection Provision Statement
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
							RB	B	B	B
348303887	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
							RB	B	B	B
348817841	2	[2] State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
							RB	B	B	B
348648659	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
							RB	B	B	B
348552358	2	[2] Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   Initial TIL Missing
							RB	B	B	B
348488496	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial TIL Missing					RB	B	B	B
348937061	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensed Lenders Regulations Itemized Schedule of Charges
[2]   State - Missing Notice of Consumers Right to Obtain a Security Freeze
[2]   Initial TIL Missing
							RB	B	B	B
348555511	2	[2] Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Agency to Receive Borrower Complaints
[2]   State - Missing Mortgage Broker Fee Agreement for Financial Services
[2]   Initial TIL Missing
Evidence of joint credit disability insurance with a monthly payment of $45.82 and annual premium of $549.81. Insurance is optional. Evidence of joint involuntary unemployment insurance with a monthly payment of $40.21 and annual premium of $482.53. Insurance is optional.
							RB	B	B	B
348694624	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Virginia Insurance Disclosure
			Evidence of involuntary unemployment insurance with a monthly payment of $39.32 and annual premium of $471.89. Insurance is optional.				RB	B	B	B